Guarantee deposits (Tables)	12 Months Ended
Dec. 31, 2023
Guarantee deposits
Schedule of guarantee deposits

	2023		2022
Current asset:
Credit letters deposits	US$	138,207	US$	44,609
Aircraft maintenance deposits paid to lessors (Note 1l)		7,056		16,767
Other guarantee deposits		1,428		1,398
Deposits for rental of flight equipment		1,145		1,583
		147,836		64,357
Non-current asset:
Aircraft maintenance deposits paid to lessors (Note 1l)		409,997		424,347
Deposits for rental of flight equipment		48,125		56,049
Other guarantee deposits		3,874		3,482
		461,996		483,878
	US$	609,832	US$	548,235